S000094759 [Member] Investment Objectives and Goals - First Sentier Global Listed Infrastructure Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Sentier Global Listed Infrastructure Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund” or “Fund”) seeks to achieve growth of capital and inflation-protected income.